UNSECURED DEBT AND RELATED DERIVATIVES - 2023 debentures (Details) $ in Thousands, $ in Millions				12 Months Ended
	Nov. 30, 2023 CAD ($)	Jun. 09, 2023 CAD ($)	Jun. 09, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 20, 2016 CAD ($)
Unsecured debentures and term loans, net
Principal issued and outstanding				$ 3,074,685	$ 2,991,651
Repayments of current borrowings		$ 56,200	$ 42.1	56,234	0
2023 Debentures
Unsecured debentures and term loans, net
Principal issued and outstanding				$ 0	$ 400,000	$ 400,000
Interest receipt rate						3.873%
Deferred financing costs						$ 2,200
Redemption percentage						100.00%
Redemption spread						6250.00%
Repayments of current borrowings	$ 400,000
Debt instrument settlement amount	$ 18,500